COMMON STOCK	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
COMMON STOCK

Note 11. COMMON STOCK

The Company has authorized a total of 25,000,000 shares of Common Stock, $0.007 par value per share. On June 6, 2023, the Company received stockholder approval to increase the number of authorized shares from 14,285,715 shares to 25,000,000 shares. The Company has issued 9,505,255 shares of Common Stock of which 110,645 are unvested restricted stock shares as of December 31, 2023, and 8,381,324 shares of Common Stock as of December 31, 2022.